RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2017
Recent Accounting Pronouncements
Note 4 - RECENT ACCOUNTING PRONOUNCEMENTS

Application of new and revised accounting standards:

Annual Improvements to IFRSs 2014-2016 Cycle

In December 2016, the IASB issued the Annual Improvements 2014-2016 cycle, effective for annual periods beginning on or after January 1, 2017. The amendments did not have an impact on the Company’s consolidated financial statements.

Changes in accounting standards not yet effective:

The Company has not early adopted any amendment, standard, or interpretation that has been issued by the IASB, but is not yet effective. The following accounting standards were issued, but not yet effective as of December 31, 2017:

IFRS 15 – Revenue from Contracts with Customers

In May 2014, the IASB issued IFRS 15 – Revenue from Contracts with Customers (“IFRS 15”) which supersedes IAS 11 – Construction Contracts, IAS 18 – Revenue, IFRIC 13 – Customer Loyalty Programmes, IFRIC 15 – Agreements for the Construction of Real Estate, IFRIC 18 – Transfers of Assets from Customers, and SIC 31 – Revenue – Barter Transactions Involving Advertising Services. IFRS 15 establishes a comprehensive five-step model framework for the nature, amount, timing, and uncertainty of revenue and cash flows arising from a contract with a customer. The standard is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. Either a modified retrospective application or full retrospective application is required for IFRS 15. The Company has not committed to either application, but it is expected that the Company will apply the full retrospective approach upon transition on January 1, 2018.

Under IFRS 15, revenue related to the transfer of promised goods or services should be recognized when the control of the goods or services passes to the customers. The Company has evaluated the impact of applying IFRS 15, by analyzing its concentrate sales agreements, and concluded that there is no material change in the timing of revenue recognized under the new standard, and based on the facts and circumstances at December 31, 2017, there will be no material impact to the timing of the Company’s recognition of revenues.

IFRS 15 also requires entities to apportion revenue earned from contracts to distinct performance obligations on a relative standalone selling price basis. Under the terms of a number of the Company’s concentrate agreements, the seller must contract for and pay the shipping and insurance costs necessary to bring the goods to the named destination. Under IFRS 15, the obligation to fulfill the shipping and insurance services, will be deferred and recognized over time, as the obligations are fulfilled. Based on the facts and circumstances at December 31, 2017, the Company has determined that the impact of this change is insignificant, and there will be no material impact to the Company’s recognition of revenues.

IFRS 15 contains presentation and disclosure requirements which are currently more detailed than current standards, with many requirements being new. Under IFRS 15, the Company will present disclosure relating to the timing of completion of the Company’s performance obligations, and the portion of revenue related to provisional pricing adjustments on its concentrate sales will also be separately disclosed.

IFRS 9 – Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9 – Financial Instruments (“IFRS 9”) to replace IAS 39 – Financial Instruments: Recognition and Measurement in its entirety. IFRS 9 provides a revised model for recognition and measurement of financial instruments and a single, forward-looking ‘expected-loss’ impairment model, as well as a substantially reformed approach to hedge accounting. The standard is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. The Company will apply IFRS 9 at the date it becomes effective. Except for hedge accounting, retrospective application is required, but the provision of comparative information is not required. For hedge accounting, the requirements are generally applied prospectively.

The classification of financial assets and liabilities is expected to remain consistent under IFRS 9, with the possible exception of equity securities. Under IFRS 9, the Company will have the option to designate equity securities as financial assets at fair value through other comprehensive income or loss. If the Company does not make this election, changes in the fair value of equity securities will continue to be recognized in profit or loss in accordance with the Company’s current policy.

The introduction of the new ‘expected credit loss’ impairment model is not expected to have an impact on the Company, given the Company sells its concentrate to large international organizations with a negligible historical level of customer default, and the corresponding receivables from these sales are short term in nature.

The Company expects the above potential changes to be the only impacts, as the Company currently has no hedging arrangements.

IFRS 16 – Leases

In January 2016, the IASB issued IFRS 16 – Leases (“IFRS 16”) which replaces IAS 17 – Leases and its associated interpretative guidance, and will be effective for accounting periods beginning on or after January 1, 2019. Early adoption is permitted, provided the Company has adopted IFRS 15. This standard sets out a new model for lease accounting. A lessee can choose to apply IFRS 16 using either a full retrospective approach or a modified retrospective approach. The Company plans to apply IFRS 16 at the date it becomes effective and has not yet selected a transition approach.

The Company is in the process of identifying and collecting data relating to existing agreements that may contain right-of-use assets. At this time it is not possible for the Company to make reasonable quantitative estimates of the effects of the new standard, and is currently evaluating its expected impact on the consolidated financial statements.